Condensed Consolidated Statement of Cash Flows	1 Months Ended	6 Months Ended				7 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)		Jun. 30, 2020 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Cash Flows from Operating Activities:
Net loss		$ (2,984,705,000)		$ (1,666,077,000)				$ (3,833,857,000)		$ (3,774,887,000)		$ (1,927,419,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		364,341,000		390,156,000				779,368,000		589,914,000		313,514,000
Impairment of property and equipment				2,825,000				3,066,000		63,128,000		29,572,000
Impairment/(gain on sale) of goodwill, intangibles and other assets		541,585,000		555,959,000				1,355,921,000		335,006,000
Non-cash transaction with principal shareholder		428,289,000								185,000,000
Loss on extinguishment of debt				76,295,000				77,336,000
Stock-based compensation expense		159,874,000		44,961,000				62,776,000		358,969,000		69,400,000
Cash paid to settle employee stock awards								(3,141,000)				(13,939,000)
Issuance of stock for services rendered		(2,273,000)		9,834,000				7,893,000		20,367,000		18,957,000
Non-cash interest expense		105,137,000		67,390,000				172,112,000		14,917,000		127,716,000
Provision for allowance for doubtful accounts		17,247,000		20,956,000				67,482,000		22,221,000		6,722,000
Income (loss) from equity method and other investments		24,510,000		47,111,000				44,788,000		32,206,000		12,638,000
Distribution of income from equity method and other investments		3,210,000						4,191,000
Foreign currency gain (loss)		37,925,000		148,854,000				(149,196,000)		(30,915,000)		80,587,000
Change in fair value of financial instruments		350,822,000		(792,313,000)				(819,647,000)		(239,145,000)
Contingent consideration fair market value adjustment				(194,000)				(122,000)		(60,667,000)		76,439,000
Changes in operating assets and liabilities:
Operating lease right-of-use assets		830,935,000		234,284,000				1,024,709,000		(5,850,744,000)
Current and long-term lease obligations		(909,490,000)		752,026,000				502,025,000		7,672,358,000
Deferred rent												1,278,348,000
Lease incentive receivable												(121,734,000)
Deferred lease acquisition costs												(40,352,000)
Accounts receivable and accrued revenue		11,630,000		(69,988,000)				(32,749,000)		(175,262,000)		(69,403,000)
Other assets		(58,838,000)		(13,638,000)				(28,148,000)		(126,870,000)		(211,690,000)
Accounts payable and accrued expenses		(40,704,000)		(30,901,000)				(164,190,000)		390,609,000		147,627,000
Deferred revenue		(36,684,000)		36,233,000				32,803,000		90,445,000		54,782,000
Other liabilities		(3,488,000)		17,959,000				39,731,000		38,840,000		1,618,000
Deferred income taxes		1,720,000		(284,000)				(159,000)		(3,734,000)		(10,112,000)
Net cash provided by (used in) operating activities		(1,158,957,000)		(168,552,000)				(857,008,000)		(448,244,000)		(176,729,000)
Cash Flows from Investing Activities
Purchases of property and equipment		(153,142,000)		(985,011,000)				(1,441,232,000)		(3,488,086,000)		(2,055,020,000)
Capitalized software		(17,986,000)		(12,705,000)				(22,614,000)		(40,735,000)		(8,891,000)
Sale of software license												9,000,000
Change in security deposits with landlords		2,885,000		(4,875,000)				526,000		(140,071,000)		(95,463,000)
Proceeds from asset divestitures and sale of investments, net of cash divested		8,319,000		1,088,876,000				1,172,860,000		16,599,000		2,202,000
Contributions to investments		(26,704,000)		(93,357,000)				(99,146,000)		(80,674,000)		(121,626,000)
Loans to employees and related parties										(5,580,000)		(1,859,000)
Cash used for acquisitions, net of cash acquired										(1,036,973,000)		(204,141,000)
Deconsolidation of cash of ChinaCo, net of cash received								(54,481,000)
Net cash provided by (used in) investing activities		(186,628,000)		(7,072,000)				(444,087,000)		(4,775,520,000)		(2,475,798,000)
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases		(2,184,000)		(2,144,000)				(4,021,000)		(3,590,000)		(1,869,000)
Proceeds from issuance of debt		349,011,000		32,445,000				34,309,000		662,395,000		768,795,000
Proceeds from LC Debt Facility		349,011,000
Proceeds from unsecured related party debt		1,000,000,000						1,200,000,000
Proceeds from issuance of convertible related party liabilities										4,000,000,000		1,000,000,000
Repayments of debt				(759,196,000)				(813,140,000)		(3,088,000)		(1,085,000)
Repayment of security deposit loan		(2,615,000)
Bond repurchase										(32,352,000)
Debt and equity issuance costs				(4,124,000)				(12,039,000)		(71,075,000)		(23,227,000)
Loans payable to related parties		2,413,000		149,000								(27,552,000)
Proceeds from exercise of stock options and warrants		2,413,000						212,000		38,823,000		3,505,000
Proceeds from issuance of noncontrolling interests				629,000				100,628,000		538,934,000		747,907,000
Distributions to noncontrolling interests				(315,015,000)				(319,860,000)		(40,000,000)
Payments for contingent consideration and holdback of acquisition proceeds		(2,523,000)		(32,792,000)				(39,701,000)		(38,280,000)		(14,436,000)
Proceeds relating to contingent consideration and holdbacks of disposition proceeds		12,177,000						613,000
Additions to members' service retainers		198,194,000		205,734,000				382,184,000		703,265,000		359,634,000
Refunds of members' service retainers		(204,763,000)		(280,814,000)				(575,999,000)		(497,761,000)		(153,203,000)
Net cash provided by (used in) financing activities		1,349,710,000		(1,155,128,000)				(46,814,000)		5,257,271,000		2,658,469,000
Effects of exchange rate changes on cash, cash equivalents and restricted cash		(2,793,000)		(22,610,000)				1,374,000		3,239,000		(13,119,000)
Net decrease in cash		1,332,000		(1,353,362,000)				(1,346,535,000)		36,746,000		(7,177,000)
Cash - beginning of the period		800,535,000	[1],[2]	1,340,140,000	[2]			1,340,140,000	[2]	1,744,209,000
Cash - end of the period	$ 713,984,000	843,957,000	[1]	713,984,000		$ 800,535,000	[1],[2]	800,535,000	[1],[2]	1,340,140,000	[2]	1,744,209,000
Cash, cash equivalents and restricted cash—Beginning of period		854,153,000		2,200,688,000				2,200,688,000		2,163,942,000		2,171,119,000
Cash, cash equivalents and restricted cash—End of period	847,326,000	855,485,000		847,326,000		854,153,000		854,153,000		2,200,688,000		2,163,942,000
Cash and cash equivalents	713,984,000	843,957,000	[1]	713,984,000		800,535,000	[1],[2]	800,535,000	[1],[2]	1,340,140,000	[2]	1,744,209,000
Restricted cash	132,342,000	11,528,000		132,342,000		53,618,000		53,618,000		856,255,000		419,733,000
Cash and cash equivalents held for sale	1,000,000			1,000,000						1,138,000
Restricted cash held for sale										3,155,000
Cash, cash equivalents and restricted cash	847,326,000	855,485,000		847,326,000		854,153,000		854,153,000		2,200,688,000		2,163,942,000
Supplemental Cash Flow Information
Cash paid during the period for interest		87,907,000		48,368,000				120,234,000		74,195,000		41,326,000
Cash paid for income taxes								29,376,000		27,989,000		4,376,000
Cash received for operating lease incentives — tenant improvement allowances		233,339,000		737,392,000				1,331,660,000		1,134,216,000		673,415,000
Cash received for operating lease incentives — broker commissions		670,000		14,904,000				17,583,000		64,246,000		30,627,000
Supplemental Disclosure of Non-cash Investing & Financing Activities:
Property and equipment included in accounts payable and accrued expenses		85,877,000		306,503,000				198,040,000		642,161,000		485,037,000
Conversion of related party liabilities to into Preferred Stock		711,786,000
Additions to property and equipment from non-cash capitalized interest and amortization of deferred financing costs								7,436,000		36,699,000
Issuance of shares for goods received capitalized in property and equipment								390,000		1,100,000		1,087,000
Issuance of stock in connection with acquisitions								217,000		198,521,000		274,118,000
Acquisition consideration holdback included in other liabilities								1,593,000		45,043,000		43,156,000
Transfer of assets to held for sale										134,958,000
Transfer of liabilities related to assets held for sale										25,442,000
Consideration holdbacks and other receivables relating to dispositions								20,500,000
Decrease in consolidated total assets resulting from the deconsolidation of ChinaCo (excluding amounts that previously eliminated in consolidation)								1,764,458,000
Decrease in consolidated total liabilities resulting from the deconsolidation of ChinaCo (excluding amounts that previously eliminated in consolidation)								1,983,631,000
Conversion of net intercompany receivables into equity method investment in ChinaCo, at fair value								26,330,000
Conversion of equity method investment to equity in consolidated 424 Fifth Venture										50,000,000
Transfer of acquisition deposit to contribution to equity method investment												$ 52,858,000
Non-cash settlement of employee loans								14,736,000		21,666,000
Non-cash transaction with principal shareholder		428,289,000								185,000,000
Warrants issued as debt issuance costs										853,317,000
Conversion of related party liabilities to into capital								21,641,000		2,697,522,000
Distribution of investment to noncontrolling interest holder								6,646,000
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities		1,133,455,000		964,093,000				2,289,691,000		1,551,573,000
Cash paid for interest relating to finance leases in operating activities		2,170,000		2,368,000				4,676,000		4,622,000
Cash paid for principal relating to finance leases in financing activities		2,184,000		2,144,000				4,021,000		3,590,000
Right-of-use assets obtained in exchange for finance lease obligations				920,000				920,000		14,803,000
Right-of-use assets obtained in exchange for operating lease obligations, net of modifications and terminations		(1,011,144,000)		(469,083,000)				(106,796,000)		$ 9,304,066,000
BOWX ACQUISITION CORP [Member]
Cash Flows from Operating Activities:
Net loss	(23,465)	(16,800,861)				(4,810,316)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party	381					381
Change in fair value of warrant liabilities	0	12,670,532				4,664,000
Offering costs associated with private placement warrants						9,344
Net gain from investments held in Trust Account		(59,364)				(227,051)
Changes in operating assets and liabilities:
Prepaid expenses		49,914				(372,265)
Accounts payable	20	65,153				315
Accrued expenses		3,531,743				1,695
Due to related party						(147)
Accrued income tax		(12,010)				12,010
Franchise tax payable	23,064	(74,533)				122,242
Net cash provided by (used in) operating activities		(629,426)				(599,792)
Cash Flows from Investing Activities
Cash deposited in Trust Account						(483,000,000)
Interest released from Trust Account		214,711
Net cash provided by (used in) investing activities		214,711				(483,000,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross						483,000,000
Proceeds received from private placement						11,660,000
Offering costs paid						(9,943,684)
Proceeds from unsecured related party debt		45,000				45,000
Repayments of debt						(195,475)
Net cash provided by (used in) financing activities						484,520,841
Net decrease in cash		(414,715)				921,049
Cash - beginning of the period		921,049
Cash - end of the period		506,334				921,049		921,049
Cash and cash equivalents		506,334				921,049		$ 921,049
Supplemental Cash Flow Information
Cash paid for income taxes		21,000
Supplemental disclosure of noncash activities:
Offering costs paid by related party in exchange for issuance of Class B common stock	25,000					25,000
Offering costs included in accrued expenses	138,600					75,000
Offering costs included in note payable	109,325					195,094
Deferred underwriting commissions in connection with the initial public offering						16,905,000
Warrant liabilities						8,628,400
Initial value of Class A common stock subject to possible redemption						401,719,790
Change in value of Class A common stock subject to possible redemption		$ (16,800,860)				$ 47,392,050

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of June 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $1.9 billion and $2.1 billion respectively, including $102.6 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.6 billion and $1.7 billion as of June 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.6 million and $14.6 million as of June 30, 2021 and December 31, 2020, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 5 for additional details.
[2]	The Company’s consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of December 31, 2020 and 2019, total assets of consolidated VIEs, after intercompany eliminations, were $2.1 billion and $6.7 billion respectively, including $166.6 million and $417.7 million of cash and cash equivalents, respectively, and $10.0 million and $94.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.7 billion and $5.4 billion as of December 31, 2020 and 2019, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $14.6 million and $36.3 million as of December 31, 2020 and 2019, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 6 for additional details.